Exhibit 99.1

CNH Equipment Trust 2012-B
$195,000,000 Class A-1 0.38313% Asset Backed Notes due July 12, 2013
$300,000,000 Class A-2 0.650% Asset Backed Notes due October 15, 2015
$0 Class A-2b Floating Rate Asset Backed Notes
$300,000,000 Class A-3 0.86% Asset Backed Notes due September 15, 2017
$0 Class A-3b Floating Rate Asset Backed Notes
$134,530,000 Class A-4 1.16% Asset Backed Notes due June 15, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$22,370,000 Class B 1.78% Asset Backed Notes due June 15, 2020
$0 Asset Backed Certificate

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnh.com
For additional information consult http://investors.cnh.com
Cutoff Date		10/31/2012
Date Added		5/31/2012
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	479,035.68	0.00	0.00	0.00
	1	5,736,489.30	0.00	0.00	0.00
	2	10,842,565.78	0.00	0.00	0.00
	3	10,471,690.77	0.00	0.00	0.00
	4	32,766,708.77	0.00	0.00	0.00
	5	38,682,164.13	0.00	0.00	0.00
	6	46,920,164.15	0.00	0.00	0.00
	7	30,779,192.82	0.00	0.00	0.00
	8	6,321,259.15	0.00	0.00	0.00
	9	5,001,109.53	0.00	0.00	0.00
	10	5,478,909.30	0.00	0.00	0.00
	11	5,870,721.66	0.00	0.00	0.00
	12	6,275,375.61	0.00	0.00	0.00
	13	8,159,170.90	0.00	0.00	0.00
	14	10,918,128.47	0.00	0.00	0.00
	15	10,386,279.54	0.00	0.00	0.00
	16	32,537,050.07	0.00	0.00	0.00
	17	38,617,387.94	0.00	0.00	0.00
	18	46,801,873.68	0.00	0.00	0.00
	19	30,090,457.43	0.00	0.00	0.00
	20	6,164,419.54	0.00	0.00	0.00
	21	4,783,579.35	0.00	0.00	0.00
	22	5,288,263.54	0.00	0.00	0.00
	23	5,720,643.66	0.00	0.00	0.00
	24	6,129,041.41	0.00	0.00	0.00
	25	7,966,071.04	0.00	0.00	0.00
	26	10,564,004.99	0.00	0.00	0.00
	27	10,082,628.82	0.00	0.00	0.00
	28	31,639,900.01	0.00	0.00	0.00
	29	37,819,181.73	0.00	0.00	0.00
	30	45,666,235.87	0.00	0.00	0.00
	31	29,032,872.87	0.00	0.00	0.00
	32	5,537,808.16	0.00	0.00	0.00
	33	4,156,335.37	0.00	0.00	0.00
	34	4,726,026.74	0.00	0.00	0.00
	35	5,085,067.21	0.00	0.00	0.00
	36	5,397,881.08	0.00	0.00	0.00
	37	6,912,867.28	0.00	0.00	0.00
	38	9,146,882.01	0.00	0.00	0.00
	39	9,048,048.49	0.00	0.00	0.00
	40	27,761,285.48	0.00	0.00	0.00
	41	32,970,968.77	0.00	0.00	0.00
	42	39,823,711.80	0.00	0.00	0.00
	43	25,418,033.49	0.00	0.00	0.00
	44	4,409,802.42	0.00	0.00	0.00
	45	3,017,656.91	0.00	0.00	0.00
	46	3,468,663.36	0.00	0.00	0.00
	47	3,931,754.12	0.00	0.00	0.00
	48	4,345,631.27	0.00	0.00	0.00
	49	5,695,009.45	0.00	0.00	0.00
	50	8,234,887.18	0.00	0.00	0.00
	51	8,076,591.98	0.00	0.00	0.00
	52	24,949,939.62	0.00	0.00	0.00
	53	29,384,485.79	0.00	0.00	0.00
	54	35,735,757.91	0.00	0.00	0.00
	55	21,920,321.09	0.00	0.00	0.00
	56	2,497,668.59	0.00	0.00	0.00
	57	1,199,684.99	0.00	0.00	0.00
	58	1,520,675.03	0.00	0.00	0.00
	59	1,465,298.19	0.00	0.00	0.00
	60	1,829,207.48	0.00	0.00	0.00
	61	3,197,723.60	0.00	0.00	0.00
	62	3,874,549.94	0.00	0.00	0.00
	63	3,566,249.97	0.00	0.00	0.00
	64	5,822,845.43	0.00	0.00	0.00
	65	5,832,030.54	0.00	0.00	0.00
	66	6,951,661.34	0.00	0.00	0.00
	67	4,130,162.94	0.00	0.00	0.00
	68	1,297,358.79	0.00	0.00	0.00
	69	928,270.33	0.00	0.00	0.00
	70	1,228,603.88	0.00	0.00	0.00
	71	1,289,934.16	0.00	0.00	0.00
	72	1,452,569.17	0.00	0.00	0.00
	73	2,330,627.52	0.00	0.00	0.00
	74	2,630,728.28	0.00	0.00	0.00
	75	2,547,322.13	0.00	0.00	0.00
	76	1,498,244.78	0.00	0.00	0.00
	77	814,465.15	0.00	0.00	0.00
	78	1,248,472.84	0.00	0.00	0.00
	79	532,401.76	0.00	0.00	0.00
	80	0.00	0.00	0.00	0.00
	81	0.00	0.00	0.00	0.00
	82	0.00	0.00	0.00	0.00
	83	0.00	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	972,834,751.32	0.00	0.00	0.00
Discount Rate		3.850%	3.850%	3.850%	3.850%
Beginning Contract Value		905,326,518.48	0.00	0.00	0.00
Scheduled Contract Value Decline		3,881,881.19	0.00	0.00	0.00
Unscheduled Contract Value Decline		14,936,956.56	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		886,507,680.73	0.00	0.00	0.00
Aggregate Outstanding Balance		893,977,856.79

CNH Equipment Trust 2012-B
$195,000,000 Class A-1 0.38313% Asset Backed Notes due July 12, 2013
$300,000,000 Class A-2 0.650% Asset Backed Notes due October 15, 2015
$0 Class A-2b Floating Rate Asset Backed Notes
$300,000,000 Class A-3 0.86% Asset Backed Notes due September 15, 2017
$0 Class A-3b Floating Rate Asset Backed Notes
$134,530,000 Class A-4 1.16% Asset Backed Notes due June 15, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$22,370,000 Class B 1.78% Asset Backed Notes due June 15, 2020
$0 Asset Backed Certificate

Dated Date (30/360)	10/15/2012
Dated Date (act/360)	10/15/2012
Scheduled Payment Date	11/15/2012
Actual Payment Date	11/15/2012
Days in accrual period (30/360)	30
Days in accrual period (act/360)	31
Note Distribution Account Deposit	$12,737,810.23
Certificate Distribution Account deposit	$0.00
First Principal Payment Amount	$0.00
Note Monthly Principal Distributable Amount	$12,150,313.95
Spread Account Initial Deposit	$21,417,823.51
Amount required to be deposited into the Collection Account during the calendar month	$21,762,925.80

Collateral Summary
Wtd. Average Discount Rate	3.850%
Beginning Contract Value	905,326,518.48
Scheduled Contract Value Decline	3,881,881.19
Unscheduled Contract Value Decline	14,936,956.56
Additional Contract Value Purchased	0.00
Ending Contract Value	886,507,680.73

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	905,326,518.48
Pool Balance as of end of last day of preceding Collection Period	905,326,518.48
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	886,507,680.73

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$270,743.25
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$21,492,182.55

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$21,762,925.80

Reinvestment Income (excluding Pre-funding Account)	$3,722.23
Reinvestment Income on Pre-funding Account)	$0.00

Total Collections + Reinvestment Income For The Period	$21,766,648.03

CNH Equipment Trust 2012-B
$195,000,000 Class A-1 0.38313% Asset Backed Notes due July 12, 2013
$300,000,000 Class A-2 0.650% Asset Backed Notes due October 15, 2015
$0 Class A-2b Floating Rate Asset Backed Notes
$300,000,000 Class A-3 0.86% Asset Backed Notes due September 15, 2017
$0 Class A-3b Floating Rate Asset Backed Notes
$134,530,000 Class A-4 1.16% Asset Backed Notes due June 15, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$22,370,000 Class B 1.78% Asset Backed Notes due June 15, 2020
$0 Asset Backed Certificate

	Actual Payment Date	General	Party Receiving		11/15/2012
		Purpose of	Fee or Expense
	Calculation of Distributable Amounts	Fee or Expense	Amount
	Backup Servicer Engaged?				NO

	CNH				CNH
	Current Servicing Fee Due				$754,438.77
	Past Due Servicing Fee				$0.00
	Total Servicing Fee Due	Provide for servicer as required	NH Credit		$754,438.77
			Company LLC
	Current Administration Fee Due	$500.00			$166.67
	Past Due Administration Fee				$0.00
	Total Administration Fee Due	Provide for trust administrator	CNH Capital		$166.67
			America LLC
	Reimburseable Expenses of the Servicer Due				$0.00
	Past Due Reimburseable Expenses of the Servicer				$0.00
	Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer	NH Credit		$0.00
			Company LLC

	Total Principal Balance of Notes (Beginning of Period)				$898,657,994.68
	A-1 notes Beginning Principal balance				$141,757,994.68
	A-2a notes Beginning Principal balance				$300,000,000.00
	A-3a notes Beginning Principal balance				$300,000,000.00
	A-4a notes Beginning Principal balance				$134,530,000.00
	B notes Beginning Principal balance				$22,370,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	0.38313%	0.38313%	act/360	$46,768.44
A-2a notes Current Interest Due	Fix	0.65000%	0.65000%	30/360	$162,500.00
A-3a notes Current Interest Due	Fix	0.86000%	0.86000%	30/360	$215,000.00
A-4a notes Current Interest Due	Fix	1.16000%	1.16000%	30/360	$130,045.67
B notes Current Interest Due	Fix	1.78000%	1.78000%	30/360	$33,182.17

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-3a notes Past Due Interest					$0.00
A-4a notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-3a notes Interest Due on Past Due Interest					$0.00
A-4a notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$46,768.44
A-2a notes Total Interest Due					$162,500.00
A-3a notes Total Interest Due					$215,000.00
A-4a notes Total Interest Due					$130,045.67
B notes Total Interest Due					$33,182.17

A-1 notes Principal Due					$12,150,313.95
A-2a notes Principal Due					$0.00
A-3a notes Principal Due					$0.00
A-4a notes Principal Due					$0.00
Class B notes Principal Due					$0.00

Total notes Interest Due					$587,496.28
Total notes Principal Due					$12,150,313.95
Total notes Distributable Amount					$12,737,810.23

CNH Equipment Trust 2012-B
$195,000,000 Class A-1 0.38313% Asset Backed Notes due July 12, 2013
$300,000,000 Class A-2 0.650% Asset Backed Notes due October 15, 2015
$0 Class A-2b Floating Rate Asset Backed Notes
$300,000,000 Class A-3 0.86% Asset Backed Notes due September 15, 2017
$0 Class A-3b Floating Rate Asset Backed Notes
$134,530,000 Class A-4 1.16% Asset Backed Notes due June 15, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$22,370,000 Class B 1.78% Asset Backed Notes due June 15, 2020
$0 Asset Backed Certificate

Actual Payment Date	11/15/2012

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$21,766,648.03

Beginning Spread Account Balance	$21,417,823.51
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$21,766,648.03

Cash Allocation (Cashflow Waterfall)		Available
		Cash
		21,766,648.03
Servicing Fee Paid	$754,438.77
Servicing Fee Shortfall	$0.00
		$21,012,209.26
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$21,012,042.59

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$21,012,042.59

Cash Available to Pay Note Interest	$21,012,042.59
Cash Available to Pay Termination Payment	$21,012,042.59

Class A-1 notes Interest Paid	$46,768.44
Class A-2a notes Interest Paid	$162,500.00
Class A-3a notes Interest Paid	$215,000.00
Class A-4a notes Interest Paid	$130,045.67
		$20,457,728.48
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$0.00
		$20,457,728.48
Class B notes Interest Paid	$33,182.17
Class B notes Interest Shortfall	$0.00
		$20,424,546.31
Class A-1 notes Principal Paid	$20,424,546.31
Class A-2a notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$0.00
Class A-4a notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

		0.00

Deposits to Spread Account	$0.00

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		$0.00
		$0.00
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$0.00
Total Principal Balance of Notes (End of Period)	$878,233,448.37
A-1 notes Ending Principal balance	$121,333,448.37
A-2a notes Ending Principal balance	$300,000,000.00
A-3a notes Ending Principal balance	$300,000,000.00
A-4a notes Ending Principal balance	$134,530,000.00
B notes Ending Principal balance	$22,370,000.00

Release to Seller as Excess	$0.00	$0.00

CNH Equipment Trust 2012-B
$195,000,000 Class A-1 0.38313% Asset Backed Notes due July 12, 2013
$300,000,000 Class A-2 0.650% Asset Backed Notes due October 15, 2015
$0 Class A-2b Floating Rate Asset Backed Notes
$300,000,000 Class A-3 0.86% Asset Backed Notes due September 15, 2017
$0 Class A-3b Floating Rate Asset Backed Notes
$134,530,000 Class A-4 1.16% Asset Backed Notes due June 15, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$22,370,000 Class B 1.78% Asset Backed Notes due June 15, 2020
$0 Asset Backed Certificate

Actual Payment Date					11/15/2012

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$898,657,994.68	0.9440676	$944.07
A-1 notes Beginning Principal balance					$141,757,994.68	0.7269641	$726.96
A-2a notes Beginning Principal balance					$300,000,000.00	1.0000000	$1,000.00
A-3a notes Beginning Principal balance					$300,000,000.00	1.0000000	$1,000.00
A-4a notes Beginning Principal balance					$134,530,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$22,370,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$878,233,448.37	0.9226110	$922.61
A-1 notes Ending Principal balance		0.41	$195,000,000.00		$121,333,448.37	0.6222228	$622.22
A-2a notes Ending Principal balance		1.16	$300,000,000.00		$300,000,000.00	1.0000000	$1,000.00
A-3a notes Ending Principal balance		2.46	$300,000,000.00		$300,000,000.00	1.0000000	$1,000.00
A-4a notes Ending Principal balance		3.88	$134,530,000.00		$134,530,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		3.99	$22,370,000.00		$22,370,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$46,768.44	0.0002398	$0.24
Class A-2a notes Interest Paid					$162,500.00	0.0005417	$0.54
Class A-3a notes Interest Paid					$215,000.00	0.0007167	$0.72
Class A-4a notes Interest Paid					$130,045.67	0.0009667	$0.97
Class B notes Interest Paid					$33,182.17	0.0014833	$1.48

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid					$20,424,546.31	0.1047413	$104.74
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4a notes Principal Paid					$0.00	0.0000000	$0.00
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.25%		$0.00
Spread Account Test - 3 Month Average Delinquency Ratio					0.0004%
Spread Account Test - Cumulative Net Loss Ratio					0.0061%
Spread Account Test Met	Original	December 15, 2013	June 15, 2014	December 15, 2014	NO
Required Spread Account Target	2.25%	2.00%	1.75%	1.50%	$21,417,823.51
Required Spread Account				June 15, 2015	$21,417,823.51
Beginning Spread Account Balance				1.15%	$21,417,823.51
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$21,417,823.51

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	15,629	5/31/12	6/20/12	951,903,267.08
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	15,629			951,903,267.08

Total Release to Seller					$754,605.44

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Dec-13	1.75%
Jun-14	2.50%
Dec-14	3.00%
Jun-15	3.50%
Second Prior Month Delinquency Ratio		0.0001%
Prior Month Delinquency Ratio		0.0005%
Current Month Delinquency Ratio		0.0007%
3 Month Average Delinquency Ratio		0.0004%

Test			Variance	Trigger
Current Distribution Date		11/15/2012
(1) Is current distribution month December, 2013 or June, 2014, or December, 2014 or June, 2015 ?		NO
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?		NO	-0.0004%	0.00%
If both (1) and (2) are “YES” then see Cumulative Net Loss Ratio		NO

Cumulative Net Loss Ratio Test**
Payment Date
Dec-13	0.40%
Jun-14	0.55%
Dec-14	0.65%
Jun-15	0.75%
Cumulative Net Loss Ratio		0.0061%

Test			Variance	Trigger
(1) Is current distribution month December, 2013 or June, 2014, or December, 2014 or June, 2015 ?		NO
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?		NO	-0.0061%	0.00%
If both (1) and (2) are “YES” then see next test below		NO

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.00% at December 2013 and/or 1.75% at June 2014 and/or 1.50% at December 2014 and/or 1.15% at June 2015

		NO

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months. The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

Number of Loans at Beginning of Period		15,176
Number of Loans at End of Period		15,038

Weighted Average Coupon on Receivables		2.17
Weighted Average Original Term on Receivables		61.13
Weighted Average Remaining Term on Receivables		53.37

Pool Factor		0.92261
A-1 Note Pool Factor		0.62222
A-2a Note Pool Factor		1.00000
A-3a Note Pool Factor		1.00000
A-4a Note Pool Factor		1.00000
B Note Pool Factor		1.00000
Unscheduled Contract Value decline - monthly		14,936,956.56
Unscheduled Contract Value decline - LTD		38,649,430.68

Collateral Performance

Contractural Delinquency: (Excluding Liquidated and Purchased Contracts)		Count	%	Amount	%
< 31 Days delinquent		237	1.58%	8,772,170.01	0.98%
31-60 Days delinquent		30	0.20%	663,724.97	0.07%
61-90 Days delinquent		4	0.03%	115,478.08	0.01%
91-120 Days delinquent		2	0.01%	48,624.23	0.01%
121-150 Days delinquent		1	0.01%	22,965.90	0.00%
151-180 Days delinquent		0	0.00%	0.00	0.00%
181 + Days delinquent		0	0.00%	0.00	0.00%
TOTAL	(Delinquency data is for total contract balance past due)	274	1.82%	9,622,963.19	1.08%

Scheduled Amounts 30 - 59 days past due		$35,967.99	0.00%
Scheduled Amounts 60 days or more past due		$5,839.54	0.00%

Losses on Liquidated Receivables		Month $	Month #	LTD $	LTD #

Gross Losses (1)		$26,170.53	5	$58,481.49	11

Net Loss as % of the Average Portfolio Balance		0.003%		0.007%
Net Loss as a % of the Initial Deal Size		0.003%		0.006%
Average Net Loss on all assets that have experienced a net loss		5,234.11		5,316.50

Realized Losses

Net Losses on Liquidated Receivables		$26,170.53	0.00%
Write Down Amount on 180 Day Receivables		$0.00
Monthly Realized Losses (Total)		$26,170.53

Cumulative Net Losses on Liquidated Receivables		$58,481.49
Cumulative Write Down Amount on 180 Day Receivables		$0.00
Cumulative Realized Losses (Total)		$58,481.49

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning)		$79,798.89
Repossessed Equipment not Sold or Reassigned (End)		$48,624.23

Outstanding Balance of 180 Day Receivables (Beg of month)		$0.00
Outstanding Balance of 180 Day Receivables (End of month)		$0.00

(1) The realizable estimated loss at the time of repossession or full charge-off if written off without a repossession
(2) Recovery of any estimated loss amount after the sale of repossessed equipment or from the defaulted obligor.

(3) Sum of the monthly loss number of accounts will not equal the life-to-date number of accounts due to loss activity on the same account in multiple months.  Duplicate accounts in multiple months have been removed.

(4) Outstanding balance of 180-day receivables is equal to principal and other fees.

STATEMENTS TO NOTEHOLDERS

1         Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period,  re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

		NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount		Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

7/16/2012
8/15/2012
9/17/2012
10/15/2012
11/15/2012		46,768.44
12/17/2012		41,321.32
1/15/2013		37,447.45
2/15/2013		40,030.03
3/15/2013		36,156.15
4/15/2013		40,030.03
5/15/2013		38,738.74
6/17/2013		42,612.61
7/15/2013		36,156.15

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		121,333,448.37
3. Final Scheduled Maturity Date		July 12, 2013

Distribution Amount		Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)		162,500.00	215,000.00	130,045.67

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		300,000,000.00	300,000,000.00	134,530,000.00
3. Final Scheduled Maturity Date		October 15, 2015	September 15, 2017	June 15, 2020

Distribution Amount		Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)		33,182.17

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		22,370,000.00
3. Final Scheduled Maturity Date		June 15, 2020